SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2015 and 2014 are as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$71,142	$242	$(388)	$70,996
Government-sponsored enterprises	25,313	95	(5)	25,403
Mortgage-backed securities:(1)
Agency - residential	72,248	680	(962)	71,966
Non-agency - residential	116	—	(4)	112
Corporate debt securities	1,000	—	—	1,000
Collateralized debt obligations	1,156	—	(10)	1,146
Obligations of state and political subdivisions	1,270	1	—	1,271
Tax-exempt securities	3,175	64	(1)	3,238
Total available for sale securities	$175,420	$1,082	$(1,370)	$175,132

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$66,232	$385	$(226)	$66,391
Government-sponsored enterprises	27,435	120	(67)	27,488
Mortgage-backed securities:(1)
Agency - residential	67,008	907	(1,065)	66,850
Non-agency - residential	254	3	(4)	253
Corporate debt securities	1,000	—	—	1,000
Collateralized debt obligations	1,188	—	(7)	1,181
Obligations of state and political subdivisions	3,039	167	(6)	3,200
Tax-exempt securities	6,583	97	(3)	6,677
Total available for sale securities	$172,739	$1,679	$(1,378)	$173,040

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2015 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$481	$471
After 1 but within 5 years	49,617	49,789
After 5 but within 10 years	11,764	11,665
After 10 years	41,194	41,129
	103,056	103,054
Mortgage-backed securities	72,364	72,078
Total debt securities	$175,420	$175,132

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Gross gains on sales	$169	$64	$626
Gross losses on sales	(23)	—	(1,781)
Net gain (loss) on sale of securities	$146	$64	$(1,155)

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2015 and 2014, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2015:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$9,374	$36	$18,715	$352	$28,089	$388
Government-sponsored enterprises	8,454	5	—	—	8,454	5
Mortgage-backed securities:
Agency - residential	21,956	129	27,210	833	49,166	962
Non-agency - residential	—	—	112	4	112	4
Collateralized debt obligations	—	—	1,146	10	1,146	10
Tax-exempt securities	582	1	—	—	582	1
Total	$40,366	$171	$47,183	$1,199	$87,549	$1,370

	Less Than 12 Months		12 Months Or More		Total
December 31, 2014:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$9,273	$15	$16,655	$211	$25,928	$226
Government-sponsored enterprises	6,974	4	3,973	63	10,947	67
Mortgage-backed securities:
Agency - residential	4,251	122	32,127	943	36,378	1,065
Non-agency - residential	—	—	127	4	127	4
Collateralized debt obligations	1,181	7	—	—	1,181	7
Obligations of state and political subdivisions	—	—	668	6	668	6
Tax-exempt securities	1,141	3	—	—	1,141	3
Total	$22,820	$151	$53,550	$1,227	$76,370	$1,378

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013.

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Balance at beginning of year	$—	$—	$259
Amounts related to credit losses for which OTTI losses were not previously recognized	—	—	8
Reduction for securities sold during the period (realized)	—	—	(267)
Balance at end of year	$—	$—	$—